UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sentry Select Capital Corp.

Address:   Commerce Court West
           199 Bay Street, Suite 4100
           PO Box 108
           Toronto, Ontario  M5L 1E2
           Canada


Form 13F File Number: 028-14712


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James A. McIntyre
Title:  President
Phone:  416.861.8729

Signature,  Place,  and  Date  of  Signing:

/s/ James A. McIntyre              Toronto, Ontario, Canada           5/3/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              89

Form 13F Information Table Value Total:  $    1,222,736
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14713             Sentry Investments Inc.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
COSTAMARE INC                             COM            Y1771G102      138    10,000 SH       DEFINED                X      0    0
HUNTINGTON BANCSHARES INC                 COM            446150104      193    30,000 SH       DEFINED                X      0    0
REGIONS FINANCIAL CORP NEW                COM            7591EP100      115    17,500 SH       DEFINED                X      0    0
SIEMENS AG                                SPONS ADR      826197501      202     2,000 SH       DEFINED                X      0    0
WESTERN UN CO                             COM            959802109      176    10,000 SH       DEFINED                X      0    0
AMERICAN CAMPUS CMNYTS INC                COM            024835100   28,084   628,000 SH       DEFINED    1           X      0    0
AMERICAN CAPITAL AGENCY CORP              COM            02503X105   33,757 1,142,750 SH       DEFINED    1           X      0    0
AMERICAN CAPITAL MORTGAGE INVESTMENT CORP COM            02504A104   21,619   993,080 SH       DEFINED    1           X      0    0
AMERICAN TOWER CORP NEW                   COM            03027X100    2,622    41,600 SH       DEFINED    1           X      0    0
AMERICAN WTR WKS CO INC NEW               COM            030420103    1,739    51,100 SH       DEFINED    1           X      0    0
ANADARKO PETE CORP                        COM            032511107      783    10,000 SH       DEFINED    1           X      0    0
ANNALY CAPITAL MGMT INC                   COM            035710409   25,439 1,608,000 SH       DEFINED    1           X      0    0
APPLE INC                                 COM            037833100    4,376     7,300 SH       DEFINED    1           X      0    0
BRE PROPERTIES INC                        COM            05564E106    7,583   150,000 SH       DEFINED    1           X      0    0
BECTON DICKINSON & CO                     COM            075887109   65,125   838,700 SH       DEFINED    1           X      0    0
BED BATH & BEYOND INC                     CALL           075887909    1,973    30,000 SH  CALL DEFINED    1           X      0    0
BOSTON PROPERTIES INC                     COM            101121101   34,395   327,600 SH       DEFINED    1           X      0    0
CMS ENERGY CORP                           COM            125896100    1,342    61,000 SH       DEFINED    1           X      0    0
CYS INVTS INC                             COM            12673A108   11,127   850,000 SH       DEFINED    1           X      0    0
CANADIAN NATL RY CO                       COM            136375102    2,272    28,600 SH       DEFINED    1           X      0    0
CARNIVAL CORP                             COM            143658300    2,406    75,000 SH       DEFINED    1           X      0    0
CEDAR REALTY TRUST INC                    COM            150602209      659   128,757 SH       DEFINED    1           X      0    0
CHIPOTLE MEXICAN GRILL INC                COM            169656105      836     2,000 SH       DEFINED    1           X      0    0
CISCO SYSTEMS INC                         COM            17275R102    4,649   219,800 SH       DEFINED    1           X      0    0
CLEARWATER PAPER CORP                     COM            18538R103    2,325    70,000 SH       DEFINED    1           X      0    0
COCACOLA CO                               COM            191216100    2,361    31,900 SH       DEFINED    1           X      0    0
COSTAMARE INC                             COM            Y1771G102    2,341   170,000 SH       DEFINED    1           X      0    0
CROWN CASTLE INTL CORP                    COM            228227104    2,208    41,400 SH       DEFINED    1           X      0    0
CUMMINS INC                               COM            231021106    4,177    34,800 SH       DEFINED    1           X      0    0
DEERE & CO                                COM            244199105    2,427    30,000 SH       DEFINED    1           X      0    0
DITIGAL REALTY TRUST INC                  COM            253868103   13,788   186,400 SH       DEFINED    1           X      0    0
DISNEY WALT CO                            COM            254687106   38,505   879,500 SH       DEFINED    1           X      0    0
DUKE REALTY CORP                          COM            264411505   11,472   800,000 SH       DEFINED    1           X      0    0
EMC CORP MASS                             COM            268648102    1,106    37,000 SH       DEFINED    1           X      0    0
EATON CORP                                COM            278058102      997    20,000 SH       DEFINED    1           X      0    0
EQUIFAX INC                               COM            294429105    5,147   116,300 SH       DEFINED    1           X      0    0
EXXON MOBIL CORP                          COM            30231G102   43,877   505,900 SH       DEFINED    1           X      0    0
FIRST REP BK SAN FRANCISCO                COM            33616C100    1,548    47,000 SH       DEFINED    1           X      0    0
FISERV INC                                COM            337738108   10,749   154,900 SH       DEFINED    1           X      0    0
FLUOR CORP NEW                            COM            343412102    1,843    30,700 SH       DEFINED    1           X      0    0
GENERAL ELECTRIC CO                       COM            369604103    5,403   269,200 SH       DEFINED    1           X      0    0
GOOGLE INC                                CL A           38259P508    6,733    10,500 SH       DEFINED    1           X      0    0
HALIBURTON CO                             COM            406216101      797    24,000 SH       DEFINED    1           X      0    0
HUNTINGTON BANKSHARES INC                 COM            446150104    1,935   300,000 SH       DEFINED    1           X      0    0
INTEL CORP                                COM            458140100   69,378 2,468,100 SH       DEFINED    1           X      0    0
INTERNATIONAL BUSINESS MACHS CORP         COM            459200101    6,113    29,300 SH       DEFINED    1           X      0    0
JPMORGAN & CHASE CO                       COM            46625H100    7,154   155,600 SH       DEFINED    1           X      0    0
KIRBY CORP                                COM            497266106    2,013    30,600 SH       DEFINED    1           X      0    0
LAS VEGAS SANDS CORP                      COM            517834107    1,842    32,000 SH       DEFINED    1           X      0    0
LENDER PROCESSING SVCS INC                COM            52602E102    2,262    87,000 SH       DEFINED    1           X      0    0
LORILLARD INC                             COM            544147101    1,463    11,300 SH       DEFINED    1           X      0    0
MACQUARIE INFRAST CO LLC                  MEMBERSHIP INT 55608B105    2,613    79,200 SH       DEFINED    1           X      0    0
MASTERCARD INC                            CL A           57636Q104    2,565     6,100 SH       DEFINED    1           X      0    0
MATTEL INC                                COM            577081102    6,002   178,300 SH       DEFINED    1           X      0    0
MCDONALDS CORP                            COM            580135101      589     6,000 SH       DEFINED    1           X      0    0
MCGRAW HILL COS INC                       COM            580645109   58,212 1,200,996 SH       DEFINED    1           X      0    0
MCKESSON CORP                             COM            58155Q103    6,434    73,300 SH       DEFINED    1           X      0    0
MEDTRONIC INC                             COM            585055106    3,174    81,000 SH       DEFINED    1           X      0    0
MICROSOFT CORP                            COM            594918104   61,791 1,916,000 SH       DEFINED    1           X      0    0
NIKE INC                                  CL B           654106103    2,256    20,800 SH       DEFINED    1           X      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
NORFOLK SOUTHERN CORP                     COM            655844108   11,922   181,100 SH       DEFINED    1           X      0    0
OCCIDENTAL PETE CORP DEL                  COM            674599105    5,666    59,500 SH       DEFINED    1           X      0    0
POLARIS INDS INC                          COM            731068102      866    12,000 SH       DEFINED    1           X      0    0
PROCTOR & GAMBLE CO                       COM            742718109    1,149    17,100 SH       DEFINED    1           X      0    0
QUALCOMM INC                              COM            747525103      680    10,000 SH       DEFINED    1           X      0    0
QUEST DIAGNOSTICS INC                     COM            74834L100   51,201   837,300 SH       DEFINED    1           X      0    0
REGIONS FINANCIAL CORP NEW                COM            7591EP100    1,862   282,500 SH       DEFINED    1           X      0    0
RENTECH NITROGEN PARTNERS LP              COM UNIT       760113100    1,110    40,000 SH       DEFINED    1           X      0    0
REPUBLIC SVCS INC                         COM            760759100  174,765 5,718,738 SH       DEFINED    1           X      0    0
ROUSE PPTYS INC                           COM            779287101   22,503 1,662,000 SH       DEFINED    1           X      0    0
ROVI CORP                                 COM            779376102    1,953    60,000 SH       DEFINED    1           X      0    0
SPDR S&P 500 ETF TR                       PUT            78462F953   82,092   583,000 SH  PUT  DEFINED    1           X      0    0
SIEMENS AG                                SPONS ADR      826197501    2,824    28,000 SH       DEFINED    1           X      0    0
SIMON PPTY INC                            COM            828806109   25,436   174,600 SH       DEFINED    1           X      0    0
STATE ST CORP                             COM            857477103    5,173   113,700 SH       DEFINED    1           X      0    0
SYSCO CORP                                COM            871829107    1,595    53,400 SH       DEFINED    1           X      0    0
3M CO                                     COM            88579Y101    6,869    77,000 SH       DEFINED    1           X      0    0
TOWERS WATSON & CO                        COM            891894107   16,445   248,900 SH       DEFINED    1           X      0    0
UNITED PARCEL SERVICE INC                 CL B           911312106    3,100    38,400 SH       DEFINED    1           X      0    0
UNITED TECHNOLOGIES CORP                  COM            913017109    5,225    63,000 SH       DEFINED    1           X      0    0
VENTAS INC                                COM            92276F100   22,840   400,000 SH       DEFINED    1           X      0    0
VERIZON COMMUNICATIONS INC                COM            92343V104   13,965   365,300 SH       DEFINED    1           X      0    0
VISA INC                                  COM CL A       92826C839   30,255   256,400 SH       DEFINED    1           X      0    0
WAL MART STORES INC                       COM            931142103   22,053   360,350 SH       DEFINED    1           X      0    0
WELLS FARGO & CO                          COM            949746101   38,896 1,139,300 SH       DEFINED    1           X      0    0
WESTERN UNION CO                          COM            959802109   16,433   933,700 SH       DEFINED    1           X      0    0
WILLIAMS COS INC                          COM            969457100    2,308    74,900 SH       DEFINED    1           X      0    0
WISCONSIN ENERGY CORP                     COM            976657106    1,256    35,700 SH       DEFINED    1           X      0    0
ZIMMER HLDGS INC                          COM            98956P102    7,084   110,200 SH       DEFINED    1           X      0    0


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